Concentration and Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2015 CNY (¥) Customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 166,690	¥ 520,452	¥ 198,523	$ 25,620	$ 79,992	¥ 61,830
Currency Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents | ¥	¥ 135,542	¥ 103,973	¥ 178,577
Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of revenue accounted	44.00%	55.00%	55.00%
Number of customers | Customer	20	20	20